Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-term debt	$ 2,280,754	$ 2,365,083
Other financing arrangements	609,168	632,892
Debt Issuance Costs, Gross	16,871	18,863
Long-Term Debt	2,263,883	2,346,220
Long-term Debt, Gross, Current Maturities	(343,386)	(352,140)
Debt Issuance Costs, Current, Net	4,657	5,113
Long-Term Debt, Excluding Current Maturities	1,925,154	1,999,193
Loans Payable [Member]
Long-term debt	1,564,536	1,621,691
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	0
Loans Payable [Member] | Capetaniss Maritime Corporation et al 2 [Member]
Long-term debt	0	0
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	0	0
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	115,179	120,536
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	110,250	115,904
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	55,675	58,525
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	41,030	48,569
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	21,617	29,735
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	0	0
Loans Payable [Member] | Amoroto et al. [Member]
Long-term debt	37,378	50,661
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Long-term debt	38,601	41,695
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	0	0
Loans Payable [Member] | Costamare Inc. 5 [Member]
Long-term debt	31,250	38,500
Loans Payable [Member] | Amoroto et al. 2 [Member]
Long-term debt	0	24,240
Loans Payable [Member] | Benedict et al. 2 [Member]
Long-term debt	335,810	376,857
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. 3 [Member]
Long-term debt	27,000	33,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	69,437	74,625
Loans Payable [Member] | Greneta Marine Corp. et al [Member]
Long-term debt	24,068	26,045
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	228,810	260,630
Loans Payable [Member] | Adstone Marine Corp. et al 2 [Member]
Long-term debt	81,426	101,065
Loans Payable [Member] | NML Loan Agreement [Member]
Long-term debt	4,640	5,995
Loans Payable [Member] | Kalamata Shipping Corporation et al [Member]
Long-term debt	59,000	64,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	20,667	22,417
Loans Payable [Member] | Costamare Inc. 9 [Member]
Long-term debt	60,844	63,312
Loans Payable [Member] | N M L Loan 2 [Member]
Long-term debt	32,760	34,920
Loans Payable [Member] | N M L Loan 3 [Member]
Long-term debt	17,420	18,460
Loans Payable [Member] | Barlestone Marine Corp. et al. [Member]
Long-term debt	27,323	12,000
Loans Payable [Member] | NML Loan 4 [Member]
Long-term debt	12,550	0
Loans Payable [Member] | N M L Loan 5 [Member]
Long-term debt	5,437	0
Loans Payable [Member] | N M L Loan 6 [Member]
Long-term debt	5,924	0
Loans Payable [Member] | N M L Loan 7 [Member]
Long-term debt	10,106	0
Loans Payable [Member] | N M L Loan 8 [Member]
Long-term debt	11,898	0
Loans Payable [Member] | N M L Loan 9 [Member]
Long-term debt	11,812	0
Loans Payable [Member] | N M L Loan 10 [Member]
Long-term debt	33,009	0
Loans Payable [Member] | Bermondi Marine Corp. et al. [Member]
Long-term debt	15,780	0
Loans Payable [Member] | N M L Loan 11 [Member]
Long-term debt	17,835	0
Unsecured Debt [Member]
Long-term debt	$ 107,050	$ 110,500